Cost of Revenue - Schedule of Cost of Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Schedule of Cost Of Revenue [Abstract]
Cost of Revenue		¥ 274,901	$ 39,173